Parent Company Statements of Cash Flows (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net income (loss)	$ 4,411	$ (855)	$ 1,118
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities:
Excess tax (benefit) expense from share-based compensation	(4)	(9)	(4)
Deferred income tax provision (benefit)	1,183	(1,073)	(1,100)
Net cash provided by operating activities	17,760	10,157	12,240
Cash flows from investing activities:
Purchases of available for sale securities	(36,216)	(54,671)	(41,721)
Proceeds from maturities of and principal repayments on available for sale securities	32,566	45,275	54,452
Proceeds from sales of available for sale securities	1,109	26,115	44,033
Net cash paid for Newport acquisition	0	(8,935)	0
Net cash provided by (used in) investing activities	(2,340)	1,107	(15,405)
Cash flows from financing activities:
Purchase of shares for equity plan	0	0	(2,238)
Stock options exercised	557	94	10
Common shares repurchased	(841)	(98)	(5,301)
Cash dividends on common stock	(1,475)	(1,227)	(1,171)
Excess tax benefit (expense) from share-based compensation	4	9	4
Net cash used in financing activities	(3,490)	(21,632)	(7,558)
Net change in cash and cash equivalents	11,930	(10,368)	(10,723)
Cash and cash equivalents at beginning of year	27,321	37,689	48,412
Cash and cash equivalents at end of year	39,251	27,321	37,689
Parent Company [Member]
Cash flows from operating activities:
Net income (loss)	4,411	(855)	1,118
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities:
Equity in undistributed net income of subsidiary	(4,647)	23,920	(1,283)
Excess tax (benefit) expense from share-based compensation	(4)	(9)	(4)
Deferred income tax provision (benefit)	1,364	(1,050)	60
Other, net	3,323	211	163
Net cash provided by operating activities	4,447	22,217	54
Cash flows from investing activities:
Purchases of available for sale securities	(1,973)	0	(1,907)
Proceeds from maturities of and principal repayments on available for sale securities	3,015	3,165	2,069
Proceeds from sales of available for sale securities	1,028	0	2,025
Net cash paid for Newport acquisition	0	(28,272)	0
Payments received on ESOP note receivable	475	455	435
Investment in subsidiary	1,104	655	499
Net cash provided by (used in) investing activities	3,649	(23,997)	3,121
Cash flows from financing activities:
Purchase of shares for equity plan	0	0	(2,238)
Stock options exercised	557	94	10
Common shares repurchased	(841)	(98)	(5,301)
Cash dividends on common stock	(1,475)	(1,227)	(1,171)
Excess tax benefit (expense) from share-based compensation	4	9	4
Net cash used in financing activities	(1,755)	(1,222)	(8,696)
Net change in cash and cash equivalents	6,341	(3,002)	(5,521)
Cash and cash equivalents at beginning of year	6,589	9,591	15,112
Cash and cash equivalents at end of year	$ 12,930	$ 6,589	$ 9,591